Cover Page Cover Page	Nov. 03, 2026	Aug. 20, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	PATHWARD FINANCIAL, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	0-22140
Entity Tax Identification Number	42-1406262
Entity Address, Address Line One		5501 South Broadband Lane
Entity Address, City or Town		Sioux Falls
Entity Address, State or Province		SD
Entity Address, Postal Zip Code	57108
City Area Code		877
Local Phone Number	497-7497
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	CASH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000907471
Amendment Flag	false